Note 8 - Contract Liabilities - Changes in Contract Liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	$ 217,259	$ 90,860
Amounts invoices and revenue deferred	201,779	207,073
Recognition of deferred revenue included in year	(226,080)	(80,674)
Balance	$ 192,958	$ 217,259